Note 10 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Debt [Table Text Block]
		Borrower(s)	December 31, 2025	June 30, 2026
A.		Term Loans:
	1	Ainsley Maritime Co. and Ambrose Maritime Co.	$99,107	$93,750
	2	Hyde Maritime Co. and Skerrett Maritime Co.	93,288	-
	3	Kemp Maritime Co.	47,125	44,275
	4	Achilleas Maritime Corporation et al.	18,414	10,876
	5	Costamare Inc.	20,750	-
	6	Benedict et al.	212,667	171,619
	7	Reddick Shipping Co. and Verandi Shipping Co.	9,000	3,000
	8	Quentin Shipping Co. and Sander Shipping Co.	53,875	48,687
	9	Bastian Shipping Co. et al.	146,400	130,200
	10	Kalamata Shipping Corporation et al.	44,000	39,000
	11	Capetanissa Maritime Corporation et al.	15,417	13,667
	12	NML Loan 2	20,250	18,750
	13	NML Loan 3	7,150	-
	14	NML Loan 4	9,648	3,878
	15	NML Loan 5	3,952	3,457
	16	NML Loan 6	4,574	4,106
	17	NML Loan 7	8,531	-
	18	NML Loan 8	9,792	9,090
	19	NML Loan 9	8,934	7,875
	20	NML Loan 10	-	-
	21	NML Loan 11	-	-
	22	NML Loan 12	5,030	4,590
	23	NML Loan 13	-	-
	24	NML Loan 14	3,545	3,125
	25	NML Loan 15	4,617	-
	26	NML Loan 16	10,917	-
	27	NML Loan 17	-	-
	28	Sykes Maritime Co.	22,323	21,538
	29	NML Loan 18	78,041	40,284
	30	Beardmore Maritime Co. et al.	120,000	116,250
	31	Bertrand Maritime Co. et al.	241,571	234,834
	32	NML Loan 19	10,429	9,693
	33	Walston Shipping Co. et al.	-	38,399
	34	NML Loan 20	-	28,216
	35	Costamare Inc.	-	19,713
	36	NML Loan 21	-	27,316
	37	Plange Shipping Co. et al.	-	112,800
	38	Schofield Maritime Co. et al.	-	-
		Total Term Loans	$1,329,347	$1,258,988
B.		Other financing arrangements	193,632	253,242
		Total long-term debt	$1,522,979	$1,512,230
		Less: Deferred financing costs	(8,141)	(7,808)
		Total long-term debt, net	$1,514,838	$1,504,422
		Less: Long-term debt current portion	(270,754)	(234,165)
		Add: Deferred financing costs, current portion	2,623	2,494
		Total long-term debt, non-current, net	$1,246,707	$1,272,751

Schedule of Maturities of Long-Term Debt [Table Text Block]
12-month period ending June 30	Amount
2027	$234,165
2028	156,639
2029	182,484
2030	145,009
2031	470,829
2032 and thereafter	323,104
Total	$1,512,230

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2026	$8,141
Additions	1,373
Amortization and write-off	(1,706)
Balance, June 30, 2026	$7,808
Less: Current portion of financing costs	(2,494)
Financing costs, non-current portion	$5,314